Selected Income Statement Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Income Statement Data [Line Items]
Revenues	$ 84,547	$ 107,028	$ 87,780
Selling	13,827	15,614	12,370
General and administrative	7,311	8,727	8,292
Total selling, general and administrative expenses	21,138	24,341	20,662
Shipping and handling costs	1,076	1,469	1,491
Interest expense	(163)	(100)	(112)
Interest income	38	32	14
Re-evaluation of contingent consideration	1,037	(1,264)	(629)
Interest expense on liabilities to the OCS	(667)	(791)	(733)
Other, net	(12)	(777)	(18)
Financial income (expenses), net	233	(2,900)	(1,478)
Foreign currency income (expense), transactions not denominated in U.S. Dollars	84	(308)	(3)
Printed Circuit Boards and IC substrates [Member]
Selected Income Statement Data [Line Items]
Revenues	16,479	30,708	26,378
Microelectronics [Member]
Selected Income Statement Data [Line Items]
Revenues	50,450	57,696	43,857
Service fees [Member]
Selected Income Statement Data [Line Items]
Revenues	$ 17,618	$ 18,624	$ 17,545